Mining interests - Impairment of Fekola Complex CGU - Narrative (Details) - Fekola Complex CGU $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Ounce	Dec. 31, 2023 USD ($)	Jun. 30, 2024 $ / Ounce
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 215	$ 206
Impairment loss, net of tax effect	194	192
Tax effect of impairment of cash-generating unit	$ 21	$ 14
Long-term gold price
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | $ / Ounce			1,900
Long-term gold price | Commodity price risk
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in the gold price | $ / Ounce	50
Reduction of recoverable amount due to gold price change	$ 96
Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test			0.075
Discount rate | Interest rate risk
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent	0.25%
Decrease in recoverable amount due to change of discount rate	$ 12